Net Defined Benefit Liabilities (Assets) - Schedule of Principal Actuarial Assumptions (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Bottom of range
Disclosure of defined benefit plans [line items]
Discount rate	3.29%	3.24%	3.67%
Salary growth rate	1.98%	1.66%	1.70%
Top of range
Disclosure of defined benefit plans [line items]
Discount rate	5.32%	5.02%	5.51%
Salary growth rate	6.50%	8.96%	8.96%